Note Employee benefits (Breakdown of pension and restoration plans assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0	$ 0
Non-current liabilities	123,857	115,050
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	173	173
Non-current liabilities	$ 8,469	$ 8,016